ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2021
	$’000	$’000

Accounts receivable – third parties	8,293	5,667
Accounts receivable – related parties	12	108
Less: allowance for doubtful accounts	(284)	(83)

Accounts receivable, net	8,021	5,692